Investments - Realized capital gains and losses by asset type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Realized capital gains and losses by asset type
Realized capital gains and losses	$ (877)	$ 445	$ (90)
Fixed income securities
Realized capital gains and losses by asset type
Realized capital gains and losses	(237)	94	(91)
Equity securities
Realized capital gains and losses by asset type
Realized capital gains and losses	(594)	255	23
Mortgage loans
Realized capital gains and losses by asset type
Realized capital gains and losses	2	1	0
Limited partnership interests
Realized capital gains and losses by asset type
Realized capital gains and losses	(101)	132	(21)
Derivatives
Realized capital gains and losses by asset type
Realized capital gains and losses	46	(46)	3
Other
Realized capital gains and losses by asset type
Realized capital gains and losses	$ 7	$ 9	$ (4)